Property, Plant and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2022
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net	Property, plant and equipment, net consists of the following:
	Estimated	As of March 31,
	Useful Life	2021	2022	2022
	(in years)	(INR)	(INR)	(US$)
	(In million)
Plant and machinery (solar power plants)	25-35	101,331	133,394	1,758.2
Leasehold improvements — solar power plant	25-35	5,970	6,297	83.0
Furniture and fixtures	5	13	13	0.2
Vehicles	5	72	83	1.1
Office equipment	1-5	38	125	1.6
Computers	3	96	102	1.3
Leasehold improvements — office	1-3	147	152	2.0
		107,667	140,166	1,847.4
Less: Accumulated depreciation		11,966	15,758	207.7
Less: Accumulated impairment		657	616	8.1
		95,044	123,792	1,631.6
Freehold land*		3,193	3,224	42.5
Construction in progress		10,610	17,316	228.3
Total		108,847	144,332	1,902.4

* Also see note 27. “Whistle-blower Allegations and Special Committee Investigation” for adjustment towards payment made to land aggregators.